Acquisitions and disposals	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Acquisitions and disposals

(3) Acquisitions and disposals

Acquisition of an agency intermediate company in 2022

In August of 2022, to support the Group’s new strategy on “Open Platform”, the Group acquired 100% equity interest in an agency intermediate for cash consideration of RMB31,390. The Group accounted for this acquisition as business combination.

The consideration, fair value of assets acquired and liabilities assumed, as well as goodwill resulted from the acquisition are as follows:

RMB
Consideration:
Cash	31,390
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	9,819
Short term investments	5,360
Accounts receivables	401
Other receivable and current assets	33,192
Property and equipment	11
Right of use assets	521
Total assets acquired	49,304
Accounts payables	(4,532)
Accrued expenses and other current liabilities	(13,045)
Lease liability	(465)
Total liabilities assumed	(18,042)
Net assets acquired	31,262
Goodwill	128

Goodwill arising from the acquisition of this agency intermediate was attributable to the benefit of expected synergies as of the date of acquisition and recorded in insurance agency segment. The resulted goodwill is not expected to be tax deductible for tax purposes.

The result of operation of aforementioned acquisition has been consolidated by the Group from August 2022, and the results of operations for the aforementioned acquisition is not material to the Group’s consolidated financial statements as a whole.

Pro forma financial information is not presented for the aforementioned business acquisition in the fiscal year 2022 as it is immaterial to the reported results.

Disposal of subsidiaries in 2021

In 2021, the Group disposed of two subsidiaries for a total consideration of RMB3,600 and recognized a gain of RMB2,051 in aggregate. As of December 31, 2021, RMB600 of the consideration remained outstanding as a payable which was subsequently settled in 2022.